BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	3,871,465	3,871,465	3,871,465
Common stock, shares outstanding	3,871,465	3,871,465	3,871,465
Series A Preferred Stock [Member]
Preference stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	500,000	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000	500,000